The following table shows the changes in the provision in the period (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GeologicalEventAlagoasLineItems [Line Items]
Provision		R$ 7,661,259
Alagoas member
GeologicalEventAlagoasLineItems [Line Items]
Legal proceedings provision1		9,175,777	R$ 3,383,067
Reversal		1,339,765	6,901,827	R$ 3,383,067
Payments and reclassifications	[1]	(2,928,081)	(1,181,931)
Realization of present value adjustment		73,798	72,814
Balance at ending		7,661,259	9,175,777	3,383,067
Current liability		4,378,071	4,349,931	1,450,476
Non-current liability		3,283,188	4,825,846	1,932,591
Provision		R$ 7,661,259	R$ 9,175,777	R$ 3,383,067

[1]	Out of this amount, R$